(11) Monitoring Equipment: Schedule Of Monitoring Property And Equipment (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Property Subject to or Available for Operating Lease, Gross	$ 3,686,213	$ 3,841,876
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(1,572,572)	(669,929)
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	$ 2,113,641	$ 3,325,110	$ 3,461,985